First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments
April 30, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS – 93.2%
	American Samoa – 0.3%
$750,000	American Samoa AS Econ Dev Auth Gen Rev, Ser A (a)	5.00%	09/01/38	$816,059
	Arizona – 3.9%
780,000	AZ St Indl Dev Auth Edu Rev Acads of Math & Science Proj (a)	5.00%	07/01/39	798,327
750,000	AZ St Indl Dev Auth Edu Rev Doral Acdmy NV Fire Mesa & Red Rock Cmps Proj, Ser A (a)	5.00%	07/15/39	769,963
400,000	AZ St Indl Dev Auth Edu Rev Lone Mountain Cmps Proj, Ser A (a)	5.00%	12/15/39	410,408
1,255,000	AZ St Indl Dev Auth Edu Rev Ref Basis Sch Projs, Ser D (a)	4.00%	07/01/27	1,264,264
500,000	AZ St Indl Dev Auth Edu Rev Ref Doral Acdmy of Northern NV Proj, Ser A (a)	4.00%	07/15/51	427,026
500,000	AZ St Indl Dev Auth Edu Rev Somerset Acdmy of LV Aliante & Skye Canyon Cmps Proj, Ser A (a)	4.00%	12/15/41	452,465
1,000,000	AZ St Indl Dev Auth Edu Rev Somerset Acdmy of LV Aliante & Skye Canyon Cmps Proj, Ser A (a)	4.00%	12/15/51	853,138
500,000	AZ St Indl Dev Auth Edu Rev, Ser A (a)	5.00%	07/15/40	512,842
500,000	Glendale AZ Indl Dev Auth Sr Living Facs Rev Royal Oaks Inspirata Pointe Proj, Ser A	5.00%	05/15/41	522,276
1,000,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Legacy Trad Schs Proj Auth, Ser B (a)	4.00%	07/01/29	1,004,966
2,000,000	Maricopa Cnty Indl Dev Auth Exempt Facs Rev Comml Metals Company Proj, AMT (a)	4.00%	10/15/47	1,826,683
2,000,000	Phoenix AZ Indl Dev Auth Hotel Rev Sr Falcon Properties LLC Proj, Ser A (a)	4.00%	12/01/51	1,556,116
100,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Ref Downtown Phoenix Stdt Hsg LLC AZ St Univ Proj, Ser A	5.00%	07/01/27	109,043
105,000	Pima Cnty AZ Indl Dev Auth Edu Rev Fac American Leadership Acdmy Proj (a)	4.00%	06/15/22	105,319
1,000,000	Tempe AZ Indl Dev Auth Rev Ref Friendship Vlg of Tempe Proj, Ser A	4.00%	12/01/38	939,762
1,055,000	Tempe AZ Indl Dev Auth Rev Ref Friendship Vlg of Tempe Proj, Ser A	4.00%	12/01/46	939,528
				12,492,126
	Arkansas – 0.3%
1,250,000	AR St Dev Fin Auth Hlthcare Facs Rev Carti Surgery Ctr Proj, Ser B	4.00%	07/01/52	1,070,132
	California – 4.8%
250,000	CA Pub Fin Auth Sr Living Rev Enso Vlg Proj Green Bond, Ser A (a)	5.00%	11/15/46	250,371
250,000	CA Pub Fin Auth Sr Living Rev Enso Vlg Proj Green Bond, Ser A (a)	5.00%	11/15/51	248,467
750,000	CA Pub Fin Auth Sr Living Rev Green Bond Temps 70 Enso Vlg Proj, Ser B-2 (a)	2.38%	11/15/28	706,139
450,000	CA St Muni Fin Auth Chrt Sch Rev, Ser A (a)	5.50%	06/01/38	464,379
205,000	CA St Muni Fin Auth Rev Ref Eisenhower Med Ctr, Ser A	5.00%	07/01/32	221,511
750,000	CA St Poll Control Fin Auth Wtr Furnishing Rev, AMT (a)	5.00%	07/01/37	758,049
125,000	CA St Stwd Cmntys Dev Auth Spl Tax Rev Impt Area No 1	4.00%	09/01/28	125,798
135,000	CA St Stwd Cmntys Dev Auth Spl Tax Rev Impt Area No 1	4.00%	09/01/29	135,522
1,400,000	CA St Stwd Cmntys Dev Auth Stwd Rev Dev Auth, Ser 2021A	4.00%	09/02/41	1,301,757
550,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (a)	5.00%	12/01/33	585,252
1,500,000	CSCDA Cmnty Impt Auth CA Essential Hsg Rev the Link Glendale Social Bonds, Ser A-2 (a)	4.00%	07/01/56	1,228,062

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$500,000	CSCDA Cmnty Impt Auth CA Essential Hsg Rev Union S Bay Social Bonds, Ser A-2 (a)	4.00%	07/01/56	$433,126
465,000	Folsom Ranch CA Fing Auth Spl Tax Rev White Rock Springs Ranch	4.00%	09/01/46	433,985
1,250,000	Golden St Tobacco Securitization Corp CA Tobacco Stlmt Ref, Ser A-1	5.00%	06/01/29	1,387,886
1,000,000	Marysville CA Jt Unif Sch Dist Green Bond, 2021 Energy Efficiency Proj, COPS, BAM	4.00%	06/01/39	1,019,750
300,000	Morongo Band of Mission Indians CA Rev Ref, Ser B (a)	5.00%	10/01/42	321,008
450,000	Palm Desert CA Spl Tax Ref Univ Park	4.00%	09/01/41	425,364
235,000	Riverside CA Unif Sch Dist Cmnty Facs Dt #33 Citrus Heights II Spl Tax	4.00%	09/01/29	240,723
285,000	Riverside CA Unif Sch Dist Cmnty Facs Dt #33 Citrus Heights II Spl Tax	4.00%	09/01/34	283,245
400,000	Roseville CA Spl Tax Svsp Westpark Federico Cmnty Facs Dt No. 1	4.00%	09/01/41	375,963
1,000,000	Sacramento CA Spl Tax	4.00%	09/01/41	929,831
1,970,000	San Diego Cnty CA Regl Arpt Auth Arpt Rev Sr, Ser B, AMT	5.00%	07/01/29	2,033,344
1,000,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1, Ser 2021	4.00%	09/01/46	893,490
850,000	San Luis Obispo CA Cmnty Facs Dist #2019-1 Spl Tax	4.00%	09/01/39	824,075
				15,627,097
	Colorado – 9.1%
1,125,000	Allison Vly Met Dist #2 CO Ref	4.70%	12/01/47	973,988
1,000,000	Baseline Met Dist #1 CO Spl Rev, Ser A	5.00%	12/01/51	889,220
1,000,000	Bennett Ranch Met Dist #1 CO, Ser A	5.00%	12/01/51	909,804
525,000	Brighton Crossing Met Dist #6 CO, Ser A	5.00%	12/01/35	532,025
1,030,000	Brighton Crossing Met Dist #6 CO, Ser A	5.00%	12/01/40	1,030,530
734,000	Broadway Station Met Dist No 2 CO, Ser A	5.00%	12/01/35	744,479
1,000,000	Cascade Ridge Met Dist CO	5.00%	12/01/51	840,162
515,000	Chambers Highpoint Met Dist #2 CO	5.00%	12/01/41	479,381
150,000	CO Eductnl & Cultural Auth Rev Ref W Ridge Acdmy Chrt Sch Proj, Ser A	5.00%	06/01/27	155,988
1,000,000	CO St Eductnl & Cultural Facs Auth Rev Ref & Impt Chrt Sch Univ Lab Bldg Corp	5.00%	12/15/45	1,023,746
2,000,000	CO St Hlth Facs Auth Hosp Rev Aberdeen Ridge, Ser A	5.00%	05/15/58	1,698,494
850,000	CO St Hlth Facs Auth Hosp Rev Ref Commonspirit Hlth, Ser A-1	4.00%	08/01/38	825,635
625,000	CO St Hlth Facs Auth Hosp Rev Sr Living Ralston Creek Arvada Proj, Ser A	5.25%	11/01/32	461,363
500,000	Denver CO Intl Busn Ctr CO Met Dist #1 Subord, Ser B	6.00%	12/01/48	507,483
1,700,000	Elbert & Hwy 86 CO Comml Spl Rev & Tax Supported Ref Sr Bonds, Ser A (a)	5.00%	12/01/41	1,596,863
1,510,000	Elbert & Hwy 86 CO Comml Spl Rev & Tax Supported Ref Sr Bonds, Ser A (a)	5.00%	12/01/51	1,344,322
650,000	Highlands Met Dist #1 CO	4.00%	12/01/31	575,459
540,000	Highlands Met Dist #1 CO	5.00%	12/01/41	489,016
900,000	Hunters Overlook Metro Dist #5 CO Sr Bonds, Ser A	5.00%	12/01/39	918,914
500,000	Independence Met Dist #3 CO, Ser A	6.25%	12/01/49	454,878
575,000	Jefferson Ctr CO Met Dist #1 Spl Rev, Ser A-2	4.13%	12/01/40	526,958
875,000	Lanterns Met Dist #1 CO Sr, Ser A	5.00%	12/01/39	876,930
905,000	Mountain Brook Met Dist CO	4.50%	12/01/41	762,723
500,000	Park Creek CO Met Dist Rev Ref Sr Ltd Property Tax Supported, Ser A	5.00%	12/01/34	529,952
500,000	Peak Met Dist #1 CO, Ser A (a)	4.00%	12/01/35	445,937

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Colorado (Continued)
$500,000	Peak Met Dist #1 CO, Ser A (a)	5.00%	12/01/41	$492,009
865,000	Prairie Ctr Met Dist #7 CO	4.13%	12/15/36	804,303
1,500,000	Pueblo CO Urban Renewal Auth Tax Incr Rev Auth Evraz Proj Tax Incr Rev, Ser A, CIBS (a)	4.75%	12/01/45	1,404,879
785,000	Siena Lake Met Dist CO	3.25%	12/01/31	688,006
1,900,000	Siena Lake Met Dist CO	3.75%	12/01/41	1,578,428
500,000	Siena Lake Met Dist CO	4.00%	12/01/51	404,604
560,000	Stc Met Dist #2 CO Ref, Ser A	3.00%	12/01/25	544,479
1,000,000	Sterling Ranch Met Dist #1 CO	5.00%	12/01/40	1,002,621
500,000	Trails at Crowfoot Met Dist #3 CO Sr Ser, Ser A	5.00%	12/01/39	497,666
1,200,000	Transport Met Dist #3 CO MDD, Ser 2021-A-1	5.00%	12/01/41	1,219,549
650,000	Westerly Met Dist #4 CO Sr, Ser A	5.00%	12/01/40	628,404
740,000	Willow Bend Met Dist CO Sr, Ser A	5.00%	12/01/39	735,692
				29,594,890
	Connecticut – 3.1%
250,000	Bridgeport CT, Ser A, BAM	5.00%	02/01/31	281,070
540,000	CT St Hlth & Eductnl Facs Auth Rev Mclean Issue, Ser A (a)	5.00%	01/01/55	549,279
250,000	CT St Hlth & Eductnl Facs Auth Rev Quinnipiac Univ Ref, Ser M	5.00%	07/01/36	265,934
250,000	CT St Hlth & Eductnl Facs Auth Rev Ref Quinnipiac Univ, Ser L	5.00%	07/01/31	263,566
2,000,000	CT St, Ser D	4.00%	08/15/29	2,092,313
1,500,000	Harbor Point CT Infra Impt Dist Spl Oblig Rev Ref Harbor Point Proj Ltd (a)	5.00%	04/01/39	1,591,632
1,500,000	S Central Ct Regl Wtr Auth Wtr Sys Rev Thirtieth Series, Ser A	5.00%	08/01/39	1,586,888
480,000	Steel Point Infra Impt Dist CT Spl Oblig Rev Steelpointe Harbor Proj (a)	4.00%	04/01/36	446,420
550,000	Steel Point Infra Impt Dist CT Spl Oblig Rev Steelpointe Harbor Proj (a)	4.00%	04/01/41	493,165
1,725,000	Steel Point Infra Impt Dist CT Spl Oblig Rev Steelpointe Harbor Proj (a)	4.00%	04/01/51	1,465,017
1,000,000	Univ of CT CT, Ser A	5.00%	11/01/35	1,104,529
				10,139,813
	Delaware – 0.2%
529,000	Millsboro DE Spl Oblig Ref Plantation Lakes Spl Dev Dist (a)	5.00%	07/01/28	541,534
	District of Columbia – 0.3%
880,000	DC Rev Rocketship DC Oblig Grp, Ser A (a)	5.00%	06/01/41	909,296
	Florida – 10.2%
500,000	Alachua Cnty FL Hlth Facs Auth Ref Oak Hammock at The Univ of FL Inc Proj, CCRC	4.00%	10/01/46	454,888
1,000,000	Babcock Ranch Cmnty Indep Spl Dist FL Spl Assmnt Rev Proj, Ser 2022	4.25%	05/01/32	976,119
200,000	Capital Region FL CDD Rev Ref Capital Impt, Ser A-1	4.13%	05/01/23	200,218
445,000	Capital Trust Agy FL Eductnl Facs Rev Academir Chrt Schs Inc Proj, Ser A (a)	4.00%	07/01/41	392,029
525,000	Capital Trust Agy FL Eductnl Facs Rev Academir Chrt Schs Inc Proj, Ser A (a)	4.00%	07/01/51	432,294
200,000	Capital Trust Agy FL Eductnl Facs Rev Liza Jackson Preparatory Sch Inc Proj, Ser A	4.00%	08/01/30	200,196
300,000	Capital Trust Agy FL Eductnl Facs Rev Liza Jackson Preparatory Sch Inc Proj, Ser A	5.00%	08/01/40	313,091
1,500,000	Capital Trust Agy FL Rev Sr Edu Growth Fund LLC Chrt Sch Port Proj, Ser A-1 (a)	5.00%	07/01/56	1,520,797

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$750,000	Charlotte Cnty FL Indl Dev Auth Util Sys Rev Town & Country Utils Proj, Ser A, AMT (a)	4.00%	10/01/41	$667,164
1,000,000	Charlotte Cnty FL Indl Dev Auth Util Sys Rev Town & Country Utils Proj, Ser A, AMT (a)	4.00%	10/01/51	838,453
650,000	Coco Palms FL CDD Spl Assmnt	4.50%	05/01/32	653,876
2,000,000	Collier Cnty FL Eductnl Facs Auth Rev Eductnl Facs Hodges Univ Inc	6.13%	11/01/43	2,111,091
2,650,000	Edgewater E CDD FL Spl Assmnt Rev Assmnt Area Two	4.00%	05/01/42	2,424,733
910,000	Epperson N CDD FL Capital Impt Rev Assmnt Area #2	4.00%	05/01/51	805,079
525,000	Epperson Ranch CDD FL Capital Impt Rev, Ser A-1	5.00%	11/01/28	534,374
1,250,000	Fallschase Cmnty Dev Dist FL Spl Assmnt	3.38%	05/01/41	1,042,099
2,000,000	FL Dev Fin Corp Surface Tranprtn Fac Rev Green Bond Brightline Passenger Rail Remk, Ser B, AMT (a)	7.38%	01/01/49	2,048,687
1,385,000	FL St Dev Fin Corp Eductnl Facs Rev Ref Global Outreach Chrt Acdmy Proj, Ser A (a)	4.00%	06/30/56	1,147,425
1,005,000	FL St Dev Fin Corp Sr Living Rev Ref Mayflower Retmnt Cmnty Proj, Ser A (a)	4.00%	06/01/46	835,591
1,000,000	Hills Minneola Cmnty Dev Dist FL Spl Assmnt Rev S Parcel Assmnt Area (a)	4.00%	05/01/40	925,194
1,500,000	LTC Ranch West Rsdl Cmnty Dev Dist Spl Assmnt Rev Assmnt Area One Proj, Ser A	4.00%	05/01/52	1,317,175
85,000	Miami-Dade Cnty FL Eductnl Facs Auth Rev Ref Univ Miami, Ser A	5.00%	04/01/31	89,117
1,250,000	Mirada II Cmnty Dev Dist FL Cap Impt Rev	4.00%	05/01/51	1,094,323
200,000	N Park Isle Cmnty Dev Dist FL Spl Assmnt Rev Assmnt Area One	4.50%	05/01/40	197,730
210,000	Orange Cnty FL Hlth Facs Auth Rev Ref Orlando Hlth Inc, Ser A	5.00%	10/01/36	227,193
1,000,000	Palm Beach Cnty FL Rev Lynn Univ Hsg Proj, Ser A (a)	5.00%	06/01/57	1,028,627
465,000	Parkland Preserve CDD FL Spl Assmnt Rev, Ser A	5.25%	05/01/39	477,855
1,000,000	Pine Isle Cmnty Dev Dist FL Spl Assmnt 2021 Proj (a)	4.00%	12/15/51	881,377
1,500,000	Polk Cnty FL Indl Dev Auth Mineral Dev LLC Secondary Phosphate Tailings Recovery Proj (a)	5.88%	01/01/33	1,598,389
500,000	Saint Johns Cnty FL Indl Dev Auth Sr Living Rev Ref Vicar’s Landing Proj, Ser A	4.00%	12/15/36	465,271
750,000	Saint Johns Cnty FL Indl Dev Auth Sr Living Rev Ref Vicar’s Landing Proj, Ser A	4.00%	12/15/41	668,992
3,055,000	Sawyers Landing CDD FL Spl Assmnt Rev	4.13%	05/01/41	2,843,168
250,000	SE Overtown Park W Cmnty Redev Agy FL Tax, Ser A-1 (a)	5.00%	03/01/30	258,610
495,000	Shell Point Cmnty Dev Dist FL Spl Assmnt (a)	5.25%	11/01/39	506,987
750,000	Six Mile Creek FL CDD Capital Impt Rev Assmnt Area 3 Phase 1	4.00%	05/01/51	653,981
1,250,000	Tern Bay CDD FL Spl Assmnt	4.00%	06/15/42	1,138,418
1,000,000	V-Dana CDD FL Spl Assmnt CDD Assmnt Area One 2021 Proj	4.00%	05/01/52	880,580
230,000	Villamar CDD FL Spl Assmnt (b)	4.00%	05/01/29	227,601
				33,078,792
	Georgia – 2.6%
1,000,000	Atlanta GA Arpt Passenger Fac Charge Rev Arpt Rev Subord, Ser D, AMT	4.00%	07/01/38	992,241
55,000	Fulton Cnty GA Rsdl Care Facs Elderly Auth Retmnt Fac Rev Ref Lenbrook Sq Fdtn Inc	5.00%	07/01/31	57,215
500,000	Fulton Cnty GA Rsdl Care Facs Elderly Auth Retmnt Fac Rev Ref Lenbrook Sq Fdtn Inc	5.00%	07/01/42	513,177
1,500,000	Fulton Cnty GA Rsdl Care Facs Elderly Auth Rev Canterbury Court Proj, Ser A (a)	4.00%	04/01/51	1,213,107
1,500,000	Fulton Cnty GA Rsdl Care Facs Elderly Auth Rev Canterbury Court Proj, Ser A (a)	4.00%	04/01/56	1,184,607

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Georgia (Continued)
$500,000	Geo L Smith II GA Congress Ctr Auth Convention Ctr Hotel Second Tier, Ser B (a)	5.00%	01/01/36	$502,516
400,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A	5.00%	05/15/30	430,205
3,500,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser C (Mandatory put 12/01/28)	4.00%	05/01/52	3,566,848
				8,459,916
	Guam – 0.2%
250,000	Guam Govt Busn Privilege Tax Rev Ref, Ser-D	5.00%	11/15/35	262,996
500,000	Guam Govt Wtrwks Auth Wtr & Wstwtr Sys Rev, Ser A	5.00%	01/01/50	540,799
				803,795
	Illinois – 4.3%
275,000	Chicago IL Brd of Edu Cap Apprec Sch Reform, Ser B-1, NATL-RE	(c)	12/01/22	271,190
300,000	Chicago IL Brd of Edu Ref Dedicated, Ser C	5.00%	12/01/30	317,006
1,250,000	Chicago IL Brd of Edu Ref, Ser B	5.00%	12/01/36	1,312,777
1,000,000	Chicago IL Brd of Edu, Ser A	5.00%	12/01/33	1,054,871
250,000	Chicago IL Brd of Edu, Ser A	5.00%	12/01/35	262,867
400,000	Chicago IL O’Hare Intl Arpt Rev Ref Sr Lien, Ser A, AMT	5.00%	01/01/37	425,311
400,000	Chicago IL Ref 2003B Remk	5.25%	01/01/29	420,323
515,000	Chicago IL Ref, Ser C, CABS	(c)	01/01/25	465,975
265,000	Hillside IL Tax Incr Rev Ref	5.00%	01/01/24	268,416
100,000	IL St	5.00%	04/01/24	103,933
500,000	IL St	5.50%	05/01/26	542,800
200,000	IL St	5.00%	06/01/27	212,926
250,000	IL St Fin Auth Chrt Sch Rev Ref & Impt Chicago Intl Chrt Sch Proj	5.00%	12/01/30	262,317
250,000	IL St Fin Auth Chrt Sch Rev Ref & Impt Chicago Intl Chrt Sch Proj	5.00%	12/01/31	261,586
2,250,000	IL St Fin Auth Rev Ref Northshore Edward Elmhurst Hlth Credit Grp, Ser A	5.00%	08/15/47	2,475,774
100,000	IL St Fin Auth Stdt Hsg & Acad Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/26	103,722
300,000	IL St Fin Auth Stdt Hsg & Acad Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/27	312,660
145,000	IL St Fin Auth Stdt Hsg & Acad Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/28	150,994
2,500,000	IL St, Ser C	5.00%	11/01/29	2,670,564
650,000	IL St, Ser D	5.00%	11/01/24	681,179
1,660,000	Lincolnwood IL Tax Incr Allocation Rev Nts Dist 1860 Dev Proj, Ser A, COPS (a)	4.82%	01/01/41	1,430,022
				14,007,213
	Indiana – 1.6%
250,000	Fort Wayne IN Mf Hsg Rev Silver Birch at Cook Road (a)	5.30%	01/01/32	231,237
1,500,000	IN St Fin Auth Envrnmntl Rev Ref US Steel Corp Proj, Ser A	4.13%	12/01/26	1,517,752
665,000	IN St Fin Auth Hosp Rev Goshen Hlth, Ser A	4.00%	11/01/37	670,219
200,000	IN St Fin Auth Rev Eductnl Facs Rock Creek Cmnty Acdmy Proj, Ser A (d)	5.25%	07/01/28	206,676
1,500,000	IN St Fin Auth Rev Ref Greencroft Obligated Grp, Ser A	4.00%	11/15/43	1,383,599
600,000	Plainfield IN Mf Hsg Rev Glasswater Creek Proj	5.38%	09/01/38	533,745
600,000	Terre Haute IN Mf Hsg Rev Silver Birch of Terre Haute Proj	5.10%	01/01/32	548,430
				5,091,658

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Iowa – 0.4%
$1,250,000	IA St Fin Auth Midwstrn Disaster Area Rev Ref IA Fertilizer Company Proj (Mandatory put 12/01/42)	5.00%	12/01/50	$1,284,001
	Kansas – 0.7%
950,000	Goddard KS Sales Tax Spl Oblg Rev Ref Olympic Park Star Bond Proj	3.60%	06/01/30	892,604
1,250,000	Wyandotte Cnty KS Kansas City Unif Govt Spl Oblg Rev Ref Vlg E Proj Areas 2B 3 5 (a)	5.75%	09/01/39	1,236,397
				2,129,001
	Kentucky – 2.2%
1,940,000	Hazard KY Hlthcare Rev Ref Appalachian Regl Hlthcare Proj	4.00%	07/01/39	1,911,472
875,000	Henderson KY Exempt Facs Rev Pratt Paper LLC Proj, Ser A, AMT (a)	4.45%	01/01/42	847,079
1,375,000	Henderson KY Exempt Facs Rev Pratt Paper LLC Proj, Ser B, AMT (a)	3.70%	01/01/32	1,346,477
2,000,000	KY St Property & Bldgs Commn Revs Proj #106, Ser A	5.00%	10/01/31	2,078,038
750,000	KY St Pub Energy Auth Gas Sply Rev Gas Sply, Ser B (Mandatory put 01/01/25)	4.00%	01/01/49	765,407
230,000	KY St Univ KY St Univ Proj, COPS, BAM	4.00%	11/01/41	239,525
				7,187,998
	Louisiana – 0.9%
200,000	Monroe LA Wtr Rev, BAM	5.00%	11/01/32	225,709
900,000	New Orleans LA Aviation Brd Gen Arpt N Term, Ser B, AMT	5.00%	01/01/30	957,284
1,000,000	Saint James Parish LA Rev NuStar Logistics LP Proj Remk, Ser 2010 (a)	6.35%	07/01/40	1,140,072
500,000	Saint James Parish LA Rev Var NuStar Logistics LP Proj Remk, Ser 2010B (Mandatory put 06/01/30) (a)	6.10%	12/01/40	568,893
				2,891,958
	Maine – 0.3%
1,000,000	ME St Fin Auth Green Bond Go Lab Madison, LLC Proj, AMT (a)	8.00%	12/01/51	810,242
	Maryland – 1.2%
175,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (a)	2.95%	06/01/27	168,343
185,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (a)	3.05%	06/01/28	175,501
200,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (a)	3.15%	06/01/29	188,543
190,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (a)	3.20%	06/01/30	177,094
900,000	Frederick Cnty MD Tax Incr & Spl Tax Ref Jefferson Technology Park Proj, Ser B (a)	4.63%	07/01/43	919,333
1,000,000	MD St Econ Dev Corp Spl Oblig Port Covington Proj	4.00%	09/01/50	881,989
1,150,000	MD St Econ Dev Corp Stdt Hsg Rev Morgan St Univ Proj	5.00%	07/01/50	1,184,881
300,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Adventist Hlthcare	4.00%	01/01/38	289,288
				3,984,972
	Massachusetts – 1.8%
1,000,000	MA St Bay Transprtn Auth Sales Tax Rev Ref Sr, Ser B	5.25%	07/01/30	1,147,001
500,000	MA St Dev Fin Agy Rev Linden Ponds Inc Fac (a)	5.00%	11/15/28	544,481
2,000,000	MA St Dev Fin Agy Rev N Hill Cmntys, Ser A (a)	6.50%	11/15/43	2,128,270
1,020,000	MA St Dev Fin Agy Rev Ref Salem Cmnty Corp	5.13%	01/01/40	1,032,712
1,000,000	MA St Dev Fin Agy Rev Umass Dartmouth Stdt Hsg Proj	5.00%	10/01/48	1,003,219
				5,855,683

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Michigan – 2.8%
$300,000	Detroit MI Downtown Dev Auth Tax Incr Rev Ref Catalyst Dev Proj, Ser A, AGM	5.00%	07/01/31	$313,555
860,000	Detroit MI Social Bonds, Ser A	5.00%	04/01/38	905,079
750,000	MI St Fin Auth Rev Ref Beaumont Spectrum Consolidation, Ser A	5.00%	04/15/36	839,512
635,000	MI St Fin Auth Rev Ref Henry Ford Hlth Sys	4.00%	11/15/46	624,133
4,000,000	MI St Fin Auth Rev Ref Loc Govt Loan Prog Great Lakes Wtr Auth, Ser D4	5.00%	07/01/29	4,175,590
2,000,000	Oakland Univ MI Rev Gen, Ser A	5.00%	03/01/38	2,038,940
				8,896,809
	Minnesota – 0.6%
350,000	Duluth MN Indep Sch Dist #709 Ref, Ser B, COPS	5.00%	02/01/28	388,681
150,000	Minneapolis MN Stdt Hsg Rev Riverton Cmnty Hsg Proj (a)	3.80%	08/01/27	147,195
105,000	Saint Paul MN Hsg & Redev Auth Chrt Sch Lease Rev Ref, Ser A	5.00%	12/01/30	108,467
850,000	Woodbury MN Chrt Sch Lease Rev Woodbury Leadership Proj, Ser A	4.00%	07/01/41	773,334
660,000	Woodbury MN Chrt Sch Lease Rev Woodbury Leadership Proj, Ser A	4.00%	07/01/51	567,373
				1,985,050
	Missouri – 0.9%
1,000,000	Kansas City MO Indl Dev Auth Arpt Spl Oblig Kansas City Intrnl Arpt Terminal Mod Proj, Ser B, AMT	5.00%	03/01/46	1,054,208
80,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs	5.00%	02/01/35	81,628
1,100,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs Projs	4.00%	02/01/32	1,098,186
10,000	MO St Hlth & Eductnl Facs Auth Med Rsrch Lutheran Svcs, Ser A	5.00%	02/01/29	10,497
725,000	Plaza at Noah’s Ark Cmnty Impt Dist MO Tax Incr & Impt Ref	3.00%	05/01/30	668,578
				2,913,097
	Nevada – 1.1%
315,000	Carson City NV Hosp Rev Ref Carson Tahoe Regl Med Ctr, Ser A	5.00%	09/01/25	336,728
1,320,000	Clark Cnty NV Arpt Rev Ref Sub, Ser A-2	5.00%	07/01/40	1,428,033
200,000	N Las Vegas NV Loc Impt Vly Vista Spl Impt Dist #64	4.00%	06/01/29	200,736
700,000	NV Dept of Busn & Ind NV Doral Acdmy, Ser A (a)	5.00%	07/15/37	728,690
1,000,000	Sparks NV Tourism Impt Dist #1 Rev Ref Sales Tax Sr, Ser A (a)	2.75%	06/15/28	944,945
				3,639,132
	New Hampshire – 0.4%
1,000,000	Natl Fin Auth NH Rev Ref Green Bond, Ser B, AMT (Mandatory put 07/02/40) (a)	3.75%	07/01/45	869,221
500,000	NH St Hlth & Edu Facs Auth Rev Ref Sthrn NH Med Ctr	5.00%	10/01/37	536,019
				1,405,240
	New Jersey – 0.9%
100,000	NJ St Econ Dev Auth Spl Fac Rev Ref Port Newark Container Terminal LLC Proj, AMT	5.00%	10/01/25	106,805
850,000	NJ St Transprtn Trust Fund Auth Cap Apprec Transprtn Sys, Ser C, AMBAC	(c)	12/15/25	754,165
500,000	NJ St Transprtn Trust Fund Auth Ref Transprtn Sys, Ser A	5.00%	12/15/30	543,209
500,000	Tobacco Stlmt Fing Corp NJ Ref, Ser A	5.00%	06/01/27	538,218
1,000,000	Tobacco Stlmt Fing Corp NJ Ref, Subser B	5.00%	06/01/46	1,044,123
				2,986,520
	New Mexico – 0.3%
535,000	Winrock Town Ctr NM Tax Incr Dev Dist #1 Ref Sr Lien (a)	3.75%	05/01/28	503,904

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New Mexico (Continued)
$500,000	Winrock Town Ctr NM Tax Incr Dev Dist #1 Ref Sr Lien (a)	4.00%	05/01/33	$451,403
				955,307
	New York – 5.9%
785,000	Build NYC Res Corp NY Rev NY Preparatory Chrt Sch Proj, Ser A	4.00%	06/15/41	714,306
785,000	Build NYC Res Corp NY Rev NY Preparatory Chrt Sch Proj, Ser A	4.00%	06/15/51	673,829
500,000	Build NYC Res Corp NY Rev Ref YMCA of Greater NY Proj	5.00%	08/01/40	537,740
1,200,000	Build NYC Res Corp NY Rev Richmond Prep Chtr Sch Proj Social Impact Proj, Ser A (a)	5.00%	06/01/51	1,202,078
1,250,000	Dutchess Cnty NY Loc Dev Corp Rev Ref Bard Clg Proj, Ser A (a)	5.00%	07/01/40	1,315,774
1,500,000	Huntington NY Loc Dev Corp Rev Fountaingate Garden Proj, Ser A	5.25%	07/01/56	1,455,869
425,000	Met Transprtn Auth NY Rev Ref, Ser C-2A	4.00%	11/15/38	420,617
2,000,000	New York City NY Transitional Fin Auth Rev Sub, Ser B-1	4.00%	11/01/39	2,015,460
2,000,000	NY St Dorm Auth Sales Tax Rev Ref Sales & Use Tax, Ser C Bid Grp 3	5.00%	03/15/36	2,175,454
500,000	NY St Transprtn Dev Corp Exempt Fac Rev NY St Thruway Srvc Areas Proj, AMT	4.00%	10/31/46	489,188
1,000,000	NY St Transprtn Dev Corp Spl Fac Rev Delta Air Lines Inc LaGuardia Arpt Terminals C&D Redev, AMT	5.00%	10/01/35	1,059,438
500,000	NY St Transprtn Dev Corp Spl Fac Rev Ref American Airlines Inc John F. Kennedy Intl Arpt Proj, AMT	3.00%	08/01/31	463,887
940,000	NY St Transprtn Dev Corp Spl Fac Rev Ref John F. Kennedy Intl Arpt Proj, AMT	5.25%	08/01/31	994,001
400,000	NY St Transprtn Dev Corp Spl Fac Rev Ref Terminal 4 JFK Intl Arpt Proj, Ser A, AMT	5.00%	12/01/31	423,061
450,000	NY St Transprtn Dev Corp Spl Fac Rev Ref Terminal 4 JFK Intl Arpt Proj, Ser A, AMT	5.00%	12/01/32	473,946
450,000	NY St Transprtn Dev Corp Spl Fac Rev Ref Terminal 4 JFK Intl Arpt Proj, Ser A, AMT	5.00%	12/01/33	472,773
150,000	Troy NY Capital Res Corp Rev Rensselaer Polytechnic Institute Proj Ref	4.00%	09/01/34	151,439
2,000,000	Tsasc Inc NY Tsasc Inc Rev Ref Turbo, Subser B	5.00%	06/01/45	2,025,848
100,000	Westchester Cnty NY Loc Dev Corp Rev Ref Miriam Osborn Memorial Home Assn Proj	5.00%	07/01/34	107,438
1,000,000	Westchester Cnty NY Loc Dev Corp Rev Ref Pur Sr Learning Cmnty Inc Proj, Ser A (a)	5.00%	07/01/56	913,257
840,000	Yonkers NY Econ Dev Corp Eductnl Rev Chrt Sch Edu Excellence Proj, Ser A	5.00%	10/15/39	856,193
				18,941,596
	North Carolina – 1.4%
1,000,000	NC St Agric & Tech Univ Ref Gen, Ser A	5.00%	10/01/40	1,076,940
2,500,000	NC St Med Care Commn Hlthcare Facs Rev Lutheran Svcs For The Aging Ref, Ser A	4.00%	03/01/51	1,933,855
690,000	NC St Med Care Commn Retmnt Facs Rev Pennybyrn at Maryfield Proj, Ser A	5.00%	10/01/45	688,081
715,000	NC St Med Care Commn Retmnt Facs Rev The Forest at Duke Proj	4.00%	09/01/46	691,187
				4,390,063

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	North Dakota – 0.1%
$520,000	Horace ND Ref	3.00%	05/01/36	$462,705
	Ohio – 4.0%
750,000	Allen Cnty OH Hosp Facs Rev Ref Bon Secours Mercy Hlth Inc, Ser A	5.00%	12/01/35	828,230
3,350,000	Buckeye OH Tobacco Stlmt Fing Auth Ref Sr, Ser B-2, Class 2	5.00%	06/01/55	3,263,066
1,000,000	Cleveland Cuyahoga Cnty OH Port Auth Tax Incr Fing Rev Ref Sr Flats E Bank Proj, Ser A (a)	4.00%	12/01/55	840,909
1,500,000	OH St Air Quality Dev Auth Exempt Facs Rev AMG Vanadium Proj, AMT (a)	5.00%	07/01/49	1,477,975
1,200,000	OH St Air Quality Dev Auth Ref OH Vly Elec Corp Proj, Ser A	3.25%	09/01/29	1,117,305
1,000,000	OH St Hgr Eductnl Fac Commn Ref Rev Judson Oblig Grp 2020 Proj, Ser A	5.00%	12/01/45	1,052,672
2,000,000	OH St Turnpike Commn Junior Lien Infra Projs, Ser A-1	5.25%	02/15/39	2,048,279
490,000	Port of Gtr Cincinnati Dev Auth OH Rev (a)	3.75%	12/01/31	437,943
550,000	Sharonville OH Spl Oblg Rev	4.00%	12/01/41	572,970
1,500,000	Sthrn OH Port Exempt Fac Rev Purecycle Proj, Ser A, AMT (a)	7.00%	12/01/42	1,385,069
				13,024,418
	Oklahoma – 0.9%
150,000	OK St Dev Fin Auth Hlthsys Rev Ou Medicine Proj, Ser B	5.00%	08/15/26	156,100
2,500,000	OK St Dev Fin Auth Sr OK Proton Ctr, Ser A1 (a)	7.25%	09/01/51	2,649,565
				2,805,665
	Oregon – 0.8%
290,000	Clackamas Cnty OR Hosp Fac Auth Rev Mary’s Woods at Marylhurst Inc Proj, Ser A	5.00%	05/15/26	296,685
500,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Rose Villa Proj, Ser A	5.13%	11/15/40	508,777
500,000	OR St Facs Auth Rev Legacy Hlth Proj, Ser A	4.13%	06/01/52	488,598
1,150,000	OR St Facs Auth Rev Ref Samaritan Hlth Svcs Proj, Ser A	5.00%	10/01/40	1,234,543
				2,528,603
	Pennsylvania – 4.4%
300,000	Allegheny Cnty PA Hosp Dev Auth Ref Allegheny Hlth Network Oblig Grp Issue, Ser A	5.00%	04/01/32	328,157
500,000	Allegheny Cnty PA Hosp Dev Auth Ref Univ Pittsburgh Med Ctr, Ser A	4.00%	07/15/38	503,227
1,280,000	Berks Cnty PA Muni Auth Univ Rev Alvernia Univ Proj	5.00%	10/01/39	1,283,086
100,000	Chester Cnty PA Indl Dev Auth Renaissance Acdmy Chrt Sch	5.00%	10/01/34	104,130
2,400,000	Dubois PA Hosp Auth Ref Penn Highlands Hlthcare	4.00%	07/15/51	2,256,866
240,000	Erie PA Hgr Edu Bldg Auth Aicup Fing Prog Gannon Univ Proj Ref, Ser TT1	4.00%	05/01/36	234,657
740,000	Kutztown PA Area Sch Dist, AGM	4.00%	03/15/37	759,618
250,000	Lancaster Cnty PA Hosp Auth Hlthcare Facs Rev Moravian Manors Inc Proj, Ser A	5.00%	06/15/28	264,826
515,000	Lancaster Cnty PA Hosp Auth Hlthcare Facs Rev Moravian Manors Inc Proj, Ser A	5.00%	06/15/31	540,741
300,000	Latrobe PA Indl Dev Auth Univ Rev Ref Seton Hill Univ	4.00%	03/01/37	273,811
250,000	Latrobe PA Indl Dev Auth Univ Rev Ref Seton Hill Univ	4.00%	03/01/38	227,065
1,700,000	Latrobe PA Indl Dev Auth Univ Rev Ref Seton Hill Univ	4.00%	03/01/46	1,447,575
665,000	Northampton Cnty PA Gen Purp Auth Clg Rev Ref Moravian Clg	5.00%	10/01/36	696,007
350,000	PA St Turnpike Commn Oil Franchise Tax Rev Ref Sub, Ser B	5.00%	12/01/30	383,603
10,000	PA St Turnpike Commn Turnpike Rev Ref Sub, Ser B	5.00%	06/01/39	10,681
1,000,000	Philadelphia PA Arpt Rev Ref Priv Activity, AGM, AMT	4.00%	07/01/37	998,737

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania (Continued)
$900,000	Philadelphia PA Auth for Indl Dev Chrt Sch Rev Ref String Theory Chrt Sch Proj (a)	5.00%	06/15/40	$911,299
215,000	Philadelphia PA Auth for Indl Dev Revs Kipp Philadelphia Chrt Sch Proj, Ser A	5.00%	04/01/36	218,730
1,200,000	Philadelphia PA Gas Wks Rev Sixteenth, Ser A, AGM	4.00%	08/01/45	1,178,033
125,000	W Cornwall Twp PA Muni Auth Ref Lebanon Vly Brethren Home Proj, Ser A	4.00%	11/15/41	125,294
1,595,000	Wilkes-Barre PA Area Sch Dist, BAM	4.00%	04/15/49	1,595,227
				14,341,370
	Puerto Rico – 1.1%
1,559,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1	4.50%	07/01/34	1,598,813
177,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(c)	07/01/29	141,662
1,195,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(c)	07/01/33	826,347
315,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-2	4.33%	07/01/40	312,207
551,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-2 Converted	4.33%	07/01/40	546,114
				3,425,143
	South Carolina – 1.3%
425,000	Berkeley Cnty SC Assmnt Rev Nexton Impt Dist	4.00%	11/01/30	425,715
230,000	Lancaster Cnty SC Assmnt Rev Ref Walnut Creek Impt Dist, Ser A-1	5.00%	12/01/31	231,519
245,000	SC St Jobs Econ Dev Auth Econ Dev Rev Ref The Woodlands at Furman	4.00%	11/15/32	222,869
750,000	SC St Jobs Econ Dev Auth Econ Dev Rev Ref The Woodlands at Furman	5.25%	11/15/47	752,482
580,000	SC St Jobs Econ Dev Auth Econ Dev Rev Woodlands at Furman Proj, Ser A	5.00%	11/15/42	569,763
830,000	SC St Jobs Econ Dev Auth Eductnl Facs Rev Ref Green Chrt Schs Proj, Ser A (a)	4.00%	06/01/36	773,109
1,150,000	SC St Jobs Econ Dev Auth Eductnl Facs Rev Ref Green Chrt Schs Proj, Ser A (a)	4.00%	06/01/46	1,000,603
135,000	SC St Jobs Econ Dev Auth Hlth Facs Rev Ref Lutheran Homes of SC Inc	5.00%	05/01/42	119,831
				4,095,891
	South Dakota – 0.2%
700,000	Lincoln Cnty SD Econ Dev Rev Ref Augustana Clg Assoc Proj, Ser A	4.00%	08/01/41	655,733
	Tennessee – 1.9%
25,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Ref Stdt Hsg CDFI Phase I	5.00%	10/01/23	25,682
440,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Ref Lipscomb Univ Proj, Ser A	5.00%	10/01/36	466,806
1,215,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Trevecca Nazarene Univ Proj, Ser B	4.00%	10/01/41	1,105,426
250,000	TN Energy Acq Corp Cmdy Proj Rev The TN Energy Acq Corp Cmdy Proj, Ser A	5.00%	11/01/30	273,490
3,000,000	TN St Energy Acq Corp Gas Rev (Mandatory put 11/01/25)	4.00%	11/01/49	3,059,095

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Tennessee (Continued)
$500,000	TN St Energy Acq Corp Gas Rev Proj, Ser A (Mandatory put 05/01/23)	4.00%	05/01/48	$504,090
730,000	TN St Energy Acq Corp Gas Rev, Ser A	5.25%	09/01/26	777,557
				6,212,146
	Texas – 5.8%
1,200,000	Arlington TX Hgr Edu Fin Corp Edu Rev Ref Legacy Trad Schs TX Proj, Ser A	4.00%	02/15/31	1,086,776
1,645,000	Arlington TX Hgr Edu Fin Corp Edu Rev Ref Legacy Trad Schs TX Proj, Ser A	4.13%	02/15/41	1,348,504
610,000	Arlington TX Hgr Edu Fin Corp Edu Rev Ref, Ser A	4.00%	08/15/41	531,611
50,000	Centrl TX Regl Mobility Auth Rev Ref Sub Lien	5.00%	01/01/33	51,053
460,000	Clifton TX Hgr Edu Fin Corp Edu Rev Idea Pub Sch, Ser T	5.00%	08/15/29	518,627
556,000	Crandall TX Spl Assmnt Rev Cartwright Ranch Pub Impt Dt Impt Area #1 Proj (a)	4.25%	09/15/41	482,166
1,375,000	Harris Cnty TX Cultural Edu Facs Fin Corp Rev Memorial Herman Hlth Sys, Ser A	5.00%	12/01/26	1,449,393
420,000	Harris-Brazoria Cntys TX Muni Util Dist #509, AGM	3.00%	09/01/32	384,191
1,250,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal E Proj, Ser A, AMT	5.00%	07/01/27	1,325,068
125,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal Impt Proj, Ser B-2, AMT	5.00%	07/15/27	132,539
500,000	Houston TX Arpt Sys Rev United Airls Inc Terminal E Proj, Ser A, AMT	4.00%	07/01/41	455,608
1,200,000	Justin TX Spl Assmnt Rev Timberbrook Pub Imp Dt #1 Imp Area #2 Proj (a)	4.00%	09/01/51	1,030,484
250,000	Kyle TX Spl Assmnt Rev 6 Creeks Pid #1 (d)	4.13%	09/01/29	247,889
500,000	Kyle TX Spl Assmnt Rev 6 Creeks Pid #1 (a)	4.63%	09/01/39	487,399
300,000	La Vernia TX Hgr Edu Fin Corp Edu Rev Meridian World Sch (a)	4.35%	08/15/25	309,155
1,250,000	Lago Vista TX Spl Assmt Rev Ref Tessera on Lake Travis, Ser B (a)	4.88%	09/01/50	1,119,485
525,000	Lavon TX Spl Assmt Rev Elevon Pub Impt Dt Area #1 (a)	3.50%	09/15/27	495,758
400,000	Leander TX Spl Assmnt Rev Crystal Springs Pub Impt Dist Proj Accd Inv (d)	4.50%	09/01/28	385,144
1,350,000	Liberty Hill TX Spl Assmnt Rev Butler Farms Pub Imp Dt Areas #1 and 2 Proj (a)	4.00%	09/01/52	1,184,212
1,000,000	N TX Tollway Auth Rev Ref First Tier Bonds, Ser A	4.00%	01/01/37	1,032,396
285,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Longhorn Vlg Proj	5.00%	01/01/32	293,329
205,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Wesleyan Homes Inc Proj Fin Corp	5.00%	01/01/39	185,380
2,750,000	North Parkway Muni Mgmt Dist #1 Tx Spl Assmnt Rev Major Impts Proj (a)	5.00%	09/15/51	2,663,459
223,000	Rowlett TX Spl Assmnt Rev Trails at Cottonwood Creek Pub Imp Dist Major Imp Area Proj (a)	3.75%	09/15/31	206,128
500,000	Rowlett TX Spl Assmnt Rev Trails at Cottonwood Creek Pub Imp Dist Major Imp Area Proj (a)	4.13%	09/15/41	442,036
765,000	Rowlett TX Spl Assmnt Rev Trails at Cottonwood Creek Pub Imp Dist Major Imp Area Proj (a)	4.25%	09/15/51	656,150
250,000	TX St Transprtn Commn Central TX Turnpike Sys Rev Ref, Ser B	5.00%	08/15/37	261,523
				18,765,463
	Utah – 3.6%
1,500,000	Black Desert Pub Infra Dist Sr Bonds, Ser A (a)	3.75%	03/01/41	1,265,749
1,500,000	Black Desert Pub Infra Dist Sr Bonds, Ser A (a)	4.00%	03/01/51	1,216,676

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Utah (Continued)
$1,000,000	Med Sch Cmps Pub Infra Dist UT, Ser A (a)	5.25%	02/01/40	$881,261
1,000,000	Mida Golf & Equestrian Ctr Pub Infra Dist UT Ltd (a)	4.25%	06/01/41	827,656
3,000,000	Mida Golf & Equestrian Ctr Pub Infra Dist UT Ltd (a)	4.50%	06/01/51	2,384,924
2,000,000	Military Installation Dev Auth UT Tax Allocation Rev, Ser A-2	4.00%	06/01/41	1,648,213
1,000,000	Military Installation Dev Auth UT Tax Allocation Rev, Ser A-2	4.00%	06/01/52	756,852
500,000	Red Bridge Pub Infra Dist #1 UT Sr Infra Dist, Ser 1-A (a)	4.13%	02/01/41	414,321
1,500,000	Red Bridge Pub Infra Dist #1 UT Sr Infra Dist, Ser 1-A (a)	4.38%	02/01/51	1,216,780
475,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Mountain W Montessori Acdmy Proj, Ser A (a)	5.00%	06/15/39	478,564
675,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Wallace Stegner Acdmy Proj, Ser A (a)	5.00%	06/15/39	677,380
				11,768,376
	Virginia – 0.3%
1,000,000	Henrico Cnty VA Econ Dev Auth Rsdl Care Fac Rev Westminster Cantebury Richmond, Ser A	5.00%	10/01/42	1,073,856
	Washington – 2.0%
1,500,000	Fyi Properties WA Lease Rev Ref Green Bond WA Dis Proj	5.00%	06/01/38	1,620,002
560,000	Kalispel Tribe of Indians Priority Dist WA Rev, Ser A (a)	5.00%	01/01/32	604,758
1,000,000	WA St Convention Ctr Pub Facs Dist Junior Lodging Tax Notes Green Bond	4.00%	07/01/31	967,817
1,000,000	WA St Hgr Edu Facs Auth Seattle Univ Proj Rev	4.00%	05/01/45	990,665
230,000	WA St Hlthcare Facs Auth Ref Fred Hutchinson Cancer Rsrch Ctr	5.00%	01/01/26	246,670
245,000	WA St Hlthcare Facs Auth Seattle Cancer Care Alliance (a)	5.00%	12/01/33	271,866
710,000	WA St Hsg Fin Commn Nonprofit Rev Spokane Int Acad Proj, Ser A (a)	5.00%	07/01/50	714,101
986,995	WA St Hsg Fin Commn Social Ctf, Ser A-1	3.50%	12/20/35	901,318
				6,317,197
	West Virginia – 0.8%
2,000,000	S Charleston WV Spl Dist Excise Tax Ref S Charleston Park Place Proj, Ser A (a)	4.50%	06/01/50	1,599,570
1,000,000	WV St Econ Dev Auth Sol Wst Disp Facs Var Arch Res Proj, AMT (Mandatory put 07/01/25)	4.13%	07/01/45	1,005,340
				2,604,910
	Wisconsin – 3.3%
470,000	Pub Fin Auth WI Chrt Sch Rev Eno River Acdmy Proj, Ser A (a)	4.00%	06/15/30	455,082
810,000	Pub Fin Auth WI Chrt Sch Rev Eno River Acdmy Proj, Ser A (a)	5.00%	06/15/40	817,488
500,000	Pub Fin Auth WI Chrt Sch Rev Founders of Acdmy Las Vegas Proj, Ser A (a)	4.00%	07/01/30	483,389
500,000	Pub Fin Auth WI Chrt Sch Rev Ltd American Prep Acdmy Las Vegas Proj, Ser A (a)	4.20%	07/15/27	503,965
375,000	Pub Fin Auth WI Chrt Sch Rev Ltd American Prep Acdmy Las Vegas Proj, Ser A (a)	5.13%	07/15/37	387,683
1,600,000	Pub Fin Auth WI Edu Rev Coral Acdmy of Science Las Vegas, Ser A	4.00%	07/01/41	1,456,827
250,000	Pub Fin Auth WI Edu Rev Coral Acdmy Science Las Vegas, Ser A	5.00%	07/01/45	255,883
200,000	Pub Fin Auth WI Edu Rev Ref Mountain Island Chrt Sch Ltd	5.00%	07/01/52	202,354
160,000	Pub Fin Auth WI Eductnl Rev Piedmont Cmnty Chrt Sch	5.00%	06/15/27	167,587
1,000,000	Pub Fin Auth WI Hotel Rev Sr Lien Grand Hyatt San Antonio Hotel Acq Proj, Ser A	5.00%	02/01/42	1,029,323
1,000,000	Pub Fin Auth WI Rev Ref Roseman Univ of Hlth Sciences Proj (a)	4.00%	04/01/42	895,390
2,000,000	Pub Fin Auth WI Rev Sr Proton Intl AR LLC, Ser A (a)	6.85%	01/01/51	1,616,666

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Wisconsin (Continued)
$500,000	Pub Fin Auth WI Rev TX Biomedical Rsrch Institute Proj, Ser A	4.00%	06/01/39	$505,301
1,000,000	WI St Hlth & Eductnl Facs Auth Rev Ref Oakwood Lutheran Sr Ministries	4.00%	01/01/37	905,624
1,000,000	WI St Hlth & Eductnl Facs Auth Rev Ref Oakwood Lutheran Sr Ministries	4.00%	01/01/47	829,387
				10,511,949
Total Investments – 93.2%	301,482,415
(Cost $325,503,034)
Net Other Assets and Liabilities – 6.8%	22,085,361
Net Assets – 100.0%	$323,567,776
Futures Contracts:
Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. Treasury Long Bonds	Short	43	Jun 2022	$ (6,049,563)	$581,062
Ultra 10-Year U.S. Treasury Notes	Short	162	Jun 2022	(20,898,000)	400,135
				$(26,947,563)	$981,197

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2022, securities noted as such amounted to $98,309,260 or 30.4% of net assets.
(b)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(c)	Zero coupon bond.
(d)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Restricted Securities table.

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
CABS	Capital Appreciation Bonds
CIBS	Current Interest Bonds
COPS	Certificates of Participation
NATL-RE	National Public Finance Guarantee Corp.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of April 30, 2022 is as follows:
	Total Value at 4/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$ 301,482,415	$ —	$ 301,482,415	$ —
Futures Contracts	981,197	981,197	—	—
Total	$ 302,463,612	$ 981,197	$ 301,482,415	$—

*	See Portfolio of Investments for state breakout.

Restricted Securities
As of April 30, 2022, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid.
Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
IN St Fin Auth Rev Eductnl Facs Rock Creek Cmnty Acdmy Proj, Ser A, 5.25%, 07/01/28	08/31/18	$200,000	$103.34	$201,561	$206,676	0.06%
Kyle TX Spl Assmnt Rev 6 Creeks Pid #1, 4.13%, 09/01/29	05/08/19	250,000	99.16	250,000	247,889	0.08
Leander TX Spl Assmnt Rev Crystal Springs Pub Impt Dist Proj Accd Inv, 4.50%, 09/01/28	05/04/18	400,000	96.29	397,251	385,144	0.12
				$848,812	$839,709	0.26%